Other general administrative expenses - Technical reports and other (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other general administrative expenses
Audit fees	€ 90.0	€ 88.1	€ 73.7
Audit related fees	6.5	6.7	7.2
Tax fees	0.9	1.3	0.9
All other fees	3.4	3.1	3.6
Total	100.8	99.2	85.4
Commissioned services from audit firms	€ 173.9	€ 115.6	€ 127.9